Goodwill and Other Intangible Assets (Details) - Schedule of intangible assets - USD ($)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020	Dec. 31, 2020
Finite-lived intangible assets:
Net carrying amount				$ 5,000,001
Indefinite-lived intangible assets:
Gross carrying amount	$ 123,140,000	$ 119,207,000	$ 118,917,000
Accumulated amortization	(24,582,000)	(23,150,000)	(17,120,000)
Net carrying amount	$ 98,559,000	$ 96,057,000	$ 101,797,000
AMF trade name [Member]
Finite-lived intangible assets:
Weighted average life (in years)	3 years	1 year	2 years
Gross carrying amount	$ 9,900,000	$ 9,900,000	$ 9,900,000
Accumulated amortization	(8,085,000)	(7,920,000)	(5,940,000)
Net carrying amount	$ 1,815,000	$ 1,980,000	$ 3,960,000
Bowlmor trade name [Member]
Finite-lived intangible assets:
Weighted average life (in years)	6 years	6 years	7 years
Gross carrying amount	$ 6,500,000	$ 6,500,000	$ 6,500,000
Accumulated amortization	(2,763,000)	(2,600,000)	(1,950,000)
Net carrying amount	$ 3,737,000	$ 3,900,000	$ 4,550,000
Other acquisition trade names [Member]
Finite-lived intangible assets:
Weighted average life (in years)	5 years	7 years	8 years
Gross carrying amount	$ 1,680,000	$ 1,010,000	$ 850,000
Accumulated amortization	(238,000)	(173,000)	(88,000)
Net carrying amount	$ 1,442,000	$ 837,000	$ 762,000
Customer Relationships [Member]
Finite-lived intangible assets:
Weighted average life (in years)	3 years	3 years	4 years
Gross carrying amount	$ 20,351,000	$ 18,370,000	$ 18,370,000
Accumulated amortization	(11,306,000)	(10,471,000)	(7,841,000)
Net carrying amount	$ 9,045,000	$ 7,899,000	$ 10,529,000
Management contracts [Member]
Finite-lived intangible assets:
Weighted average life (in years)	2 years	2 years	3 years
Gross carrying amount	$ 1,800,000	$ 1,800,000	$ 1,800,000
Accumulated amortization	(1,238,000)	(1,150,000)	(863,000)
Net carrying amount	$ 562,000	$ 650,000	$ 937,000
Noncompete Agreements [Member]
Finite-lived intangible assets:
Weighted average life (in years)	4 years	4 years	5 years
Gross carrying amount	$ 1,777,000	$ 1,200,000	$ 1,080,000
Accumulated amortization	(584,000)	(514,000)	(294,000)
Net carrying amount	$ 1,193,000	$ 686,000	$ 786,000
PBA member, sponsor & media relationships [Member]
Finite-lived intangible assets:
Weighted average life (in years)	8 years	8 years	9 years
Gross carrying amount	$ 1,400,000	$ 1,400,000	$ 1,400,000
Accumulated amortization	(367,000)	(322,000)	(144,000)
Net carrying amount	$ 1,033,000	$ 1,078,000	$ 1,256,000
Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Weighted average life (in years)	4 years	4 years	5 years
Gross carrying amount	$ 43,408,000	$ 40,180,000	$ 39,900,000
Accumulated amortization	(24,581,000)	(23,150,000)	(17,120,000)
Net carrying amount	18,827,000	17,030,000	22,780,000
Liquor licenses [Member]
Indefinite-lived intangible assets:
Gross carrying amount	9,732,000	9,027,000	9,017,000
Accumulated amortization
Net carrying amount	9,732,000	9,027,000	9,017,000
PBA trade name [Member]
Indefinite-lived intangible assets:
Gross carrying amount	3,100,000	3,100,000	3,100,000
Accumulated amortization
Net carrying amount	3,100,000	3,100,000	3,100,000
Bowlero trade name [Member]
Indefinite-lived intangible assets:
Gross carrying amount	66,900,000	66,900,000	66,900,000
Accumulated amortization
Net carrying amount	66,900,000	66,900,000	66,900,000
Indefinite-lived Intangible Assets [Member]
Indefinite-lived intangible assets:
Gross carrying amount	79,732,000	79,027,000	79,017,000
Accumulated amortization
Net carrying amount	$ 79,732,000	$ 79,027,000	$ 79,017,000